Revision and Immaterial Correction of an Error in Previously Issued Financial Statements (FY)	12 Months Ended
Dec. 31, 2022
Revision and Immaterial Correction of an Error in Previously Issued Financial Statements [Abstract]
Revision and Immaterial Correction of an Error in Previously Issued Financial Statements
Note 13—Revision and Immaterial Correction of an Error in Previously Issued Financial Statements
The Company identified an error related to the classification and disclosures of marketable securities in our consolidated financial statements as of and for the year ended December 31, 2021 as reported on Form 10-K. In our December 31, 2021 consolidated financial statements, we incorrectly classified short term marketable securities as a cash and cash equivalents on the consolidated balance sheet. There was no change to the total current assets on the consolidated balance sheet. Additionally, we recorded an unrealized gain in other income on the consolidated statement of operations. This unrealized gain should have been recorded as accumulated other comprehensive income in the consolidated statement of operations and comprehensive loss and the consolidated statements of stockholders’ equity. This correction also impacts the consolidated statement of cash flows, as the purchase of these securities and redemption of these securities would be shown in the investing activities section. In accordance with ASC 250, Accounting Changes and Error Corrections, we evaluated the materiality of the errors from quantitative and qualitative perspectives and concluded that the errors were immaterial to the Company’s 2021 audited financial statements. Since these revisions were not material to any prior period financial statements, no amendments to previously filed financial statements are required. Consequently, the Company has corrected these immaterial errors by revising the December 31, 2021 consolidated financial statements presented herein.
The tables below present the effect of the financial statement adjustments related to the revision discussed above of the Company’s previously reported financial statements as of and for the periods ended December 31, 2021.
The effect of the immaterial correction of an error on our previously filed audited consolidated financial statements as of December 31, 2021 and for the year then ended is as follows:

(in thousands)	December 31, 2021
Consolidated Balance Sheet	As reported	Adjustment	As revised
Cash and cash equivalents	$24,205	$(15,463)	$8,742
Marketable securities	—	15,463	15,463
Total Current Assets	28,126	—	28,126
Consolidated Statement of Operations and Comprehensive Loss
(in thousands)	As reported	Adjustment	As revised
Other income (expense)	(43)	24	(19)
Unrealized gains (losses) on marketable securities	—	(24)	(24)
	(43)	—	(43)
Consolidated Statement of Cash Flows
(in thousands)	As reported	Adjustment	As revised
Net realized and unrealized gains on marketable securities	—	13	13
Net cash provided in operations	—	13	13
Purchases of marketable securities	—	(18,850)	(18,850)
Proceeds from sales of marketable securities	—	3,350	3,350
Net cash used in investing activities	—	(15,500)	(15,500)
Beginning cash and cash equivalents	14,437	—	14,437
Ending cash and cash equivalents	$24,205	$(15,463)	$8,742